Employee benefits - Defined benefit plans - Net expense components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Service cost	€ (1,379)	€ (151)	€ (146)
Net interest on the net defined liability in finance costs	(10)	(11)	(19)
Actuarial gains/(losses)	33	57	48
Net expense	(1,356)	€ (105)	€ (117)
Annuity-based defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	0
Net interest on the net defined liability in finance costs	0
Net expense	(1)
Capital Based Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	(63)
Net interest on the net defined liability in finance costs	(11)
Net expense	(74)
Other Post-Employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	0
Net interest on the net defined liability in finance costs	0
Net expense	(1)
French part-time for seniors plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	(1,242)
Net interest on the net defined liability in finance costs	2
Actuarial gains/(losses)	32
Net expense	(1,208)
Other Long-Term Benefits [Member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	(74)
Net interest on the net defined liability in finance costs	0
Actuarial gains/(losses)	1
Net expense	€ (73)